Leases	12 Months Ended
Sep. 30, 2025
Leases
Leases

20. Leases

Leases as lessee

The Group leases several assets including an office building and IT equipment. The average lease term for buildings is 5 years and for IT equipment is 3 years. Information about leases for which the Group is a lessee is presented below.

The Group leases a building and IT equipment which is a short term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases. The Group’s commitment for short-term leases at September 30, 2025 is not material.

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
At 1 October 2023	8,011	704	8,715
Modifications	—	(82)	(82)
Disposals	(7,580)	(365)	(7,945)
Foreign exchange on translation	669	—	669
At 30 September 2024	1,100	257	1,357
At 1 October 2024	1,100	257	1,357
Additions	—	—	—
Modifications	—	21	21
Disposals	—	(206)	(206)
Foreign exchange on translation	—	7	7
At 30 September 2025	1,100	79	1,179
Depreciation
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
At 1 October 2023	(2,233)	(341)	(2,574)
Charge	(1,230)	(201)	(1,431)
Disposals	3,382	354	3,736
Foreign exchange on translation	(273)	(4)	(277)
At 30 September 2024	(354)	(192)	(546)
At 1 October 2024	(354)	(192)	(546)
Charge	(203)	(38)	(241)
Disposals		206	206
Foreign exchange on translation	(1)	(2)	(3)
At 30 September 2025	(558)	(26)	(584)
Net Book Value
At 30 September 2025	542	53	595
At 30 September 2024	746	65	811
At 30 September 2023	5,778	363	6,141

Lease liability

	2025	2024	2023
	$'000	$'000	$'000
Current liabilities
Lease liabilities	265	286	2,118

Non-current liabilities
Lease liabilities	454	704	6,284
	719	990	8,402

Amounts recognised in profit or loss

	2025	2024	2023
	$'000	$'000	$'000

Depreciation expense on right of use assets	241	1,432	1,642
Interest on lease liabilities	48	223	284
Expense relating to short-term leases	—	74	3

Total	289	1,729	1,929

Amounts recognised in statement of cash flows

	2025	2024	2023
	$'000	$'000	$'000

Total cash outflow for leases	(298)	(3,219)	(1,599)

Total	(298)	(3,219)	(1,599)